Private Placement - Additional Information (Detail) - USD ($)		9 Months Ended		12 Months Ended
	Oct. 01, 2020	Oct. 14, 2021	Oct. 14, 2021	Dec. 31, 2020	Dec. 31, 2021
Private Placement [Line Items]
Exercise price of warrants					$ 11.50
VPC IMPACT ACQUISITION HOLDINGS [Member]
Private Placement [Line Items]
Proceeds from warrants issued		$ 0		$ 6,147,440
Exercise price of warrants		$ 11.50	$ 11.50
Private Placement Warrants [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Private Placement [Line Items]
Number of warrants issued			6,000,000
Private Placement Warrants [Member] | Private Placement [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Private Placement [Line Items]
Number of warrants issued	147,440
Number of warrants issued, price per share	$ 1.00	$ 1.00	$ 1.00
Proceeds from warrants issued			$ 6,000,000